Loans and allowance for credit losses (Tables)	6 Months Ended
Apr. 30, 2019
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Disclosure of Allowance for Credit Losses

Allowance for credit losses

	For the three months ended
	April 30, 2019					April 30, 2018
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other (1)	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other (1)	Balance at end of period
Retail
Residential mortgages	$409	$(2)	$(16)	$4	$395	$363	$19	$(10)	$9	$381
Personal	892	148	(117)	(1)	922	861	122	(107)	–	876
Credit cards	780	135	(125)	–	790	680	136	(123)	1	694
Small business	51	7	(8)	(1)	49	50	8	(5)	(1)	52
Wholesale	1,110	158	(155)	(5)	1,108	1,025	(5)	(18)	10	1,012
Customers’ liability under acceptances	31	(5)	–	–	26	16	(2)	–	1	15
	$3,273	$441	$(421)	$(3)	$3,290	$2,995	$278	$(263)	$20	$3,030
Presented as:
Allowance for loan losses	$3,061				$3,093	$2,776				$2,808
Other liabilities – Provisions	180				171	202				206
Customers’ liability under acceptances	31				26	16				15
Other components of equity	1				–	1				1

	For the six months ended
	April 30, 2019					April 30, 2018
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other (1)	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other (1)	Balance at end of period
Retail
Residential mortgages	$382	$31	$(20)	$2	$395	$378	$32	$(23)	$(6)	$381
Personal	895	271	(230)	(14)	922	826	267	(209)	(8)	876
Credit cards	760	275	(245)	–	790	693	234	(233)	–	694
Small business	51	13	(13)	(2)	49	49	17	(12)	(2)	52
Wholesale	979	362	(216)	(17)	1,108	1,010	67	(36)	(29)	1,012
Customers’ liability under acceptances	21	5	–	–	26	20	(5)	–	–	15
	$3,088	$957	$(724)	$(31)	$3,290	$2,976	$612	$(513)	$(45)	$3,030
Presented as:
Allowance for loan losses	$2,912				$3,093	$2,749				$2,808
Other liabilities – Provisions	154				171	207				206
Customers’ liability under acceptances	21				26	20				15
Other components of equity	1				–	–				1

(1)	Includes interest income on impaired loans of $24 million for the three months ended April 30, 2019 (April 30, 2018 – $20 million) and $45 million for the six months ended April 30, 2019 (April 30, 2018 – $37 million).

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	April 30, 2019				April 30, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$138	$79	$192	$409	$130	$67	$166	$363
Provision for credit losses
Transfers to Stage 1	35	(28)	(7)	–	17	(17)	–	–
Transfers to Stage 2	(2)	3	(1)	–	(6)	7	(1)	–
Transfers to Stage 3	–	(10)	10	–	(1)	(5)	6	–
Originations	10	–	–	10	17	–	–	17
Maturities	(3)	(1)	–	(4)	(3)	(2)	–	(5)
Changes in risk, parameters and exposures	(39)	19	12	(8)	(10)	9	8	7
Write-offs	–	–	(17)	(17)	–	–	(11)	(11)
Recoveries	–	–	1	1	–	–	1	1
Exchange rate and other	1	1	2	4	5	3	1	9
Balance at end of period	$140	$63	$192	$395	$149	$62	$170	$381

Personal
Balance at beginning of period	$235	$519	$138	$892	$275	$459	$127	$861
Provision for credit losses
Transfers to Stage 1	142	(136)	(6)	–	218	(218)	–	–
Transfers to Stage 2	(23)	24	(1)	–	(50)	50	–	–
Transfers to Stage 3	(1)	(40)	41	–	(1)	(35)	36	–
Originations	23	1	–	24	25	1	–	26
Maturities	(5)	(27)	–	(32)	(7)	(30)	–	(37)
Changes in risk, parameters and exposures	(134)	214	76	156	(207)	261	79	133
Write-offs	–	–	(148)	(148)	–	–	(137)	(137)
Recoveries	–	–	31	31	–	–	30	30
Exchange rate and other	1	–	(2)	(1)	–	–	–	–
Balance at end of period	$238	$555	$129	$922	$253	$488	$135	$876

Credit cards
Balance at beginning of period	$168	$612	$–	$780	$212	$468	$–	$680
Provision for credit losses
Transfers to Stage 1	118	(118)	–	–	216	(216)	–	–
Transfers to Stage 2	(20)	20	–	–	(41)	41	–	–
Transfers to Stage 3	(1)	(83)	84	–	(1)	(55)	56	–
Originations	1	–	–	1	3	–	–	3
Maturities	(1)	(5)	–	(6)	(3)	(13)	–	(16)
Changes in risk, parameters and exposures	(98)	197	41	140	(189)	271	67	149
Write-offs	–	–	(158)	(158)	–	–	(155)	(155)
Recoveries	–	–	33	33	–	–	32	32
Exchange rate and other	(1)	1	–	–	2	(1)	–	1
Balance at end of period	$166	$624	$–	$790	$199	$495	$–	$694

Small business
Balance at beginning of period	$16	$18	$17	$51	$17	$15	$18	$50
Provision for credit losses
Transfers to Stage 1	6	(6)	–	–	7	(7)	–	–
Transfers to Stage 2	(1)	1	–	–	(1)	1	–	–
Transfers to Stage 3	–	(2)	2	–	–	(3)	3	–
Originations	2	–	–	2	2	–	–	2
Maturities	(1)	(2)	–	(3)	(1)	(2)	–	(3)
Changes in risk, parameters and exposures	(7)	8	7	8	(8)	12	5	9
Write-offs	–	–	(10)	(10)	–	–	(7)	(7)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	–	–	(1)	(1)	(1)	1	(1)	(1)
Balance at end of period	$15	$17	$17	$49	$15	$17	$20	$52

Wholesale
Balance at beginning of period	$301	$361	$448	$1,110	$249	$334	$442	$1,025
Provision for credit losses
Transfers to Stage 1	54	(45)	(9)	–	67	(67)	–	–
Transfers to Stage 2	(8)	8	–	–	(11)	14	(3)	–
Transfers to Stage 3	(2)	(17)	19	–	(1)	(13)	14	–
Originations	59	17	–	76	59	9	–	68
Maturities	(46)	(36)	–	(82)	(37)	(56)	–	(93)
Changes in risk, parameters and exposures	(68)	65	167	164	(76)	68	28	20
Write-offs	–	–	(168)	(168)	–	–	(36)	(36)
Recoveries	–	–	13	13	–	–	18	18
Exchange rate and other	3	5	(13)	(5)	4	6	–	10
Balance at end of period	$293	$358	$457	$1,108	$254	$295	$463	$1,012

	For the six months ended
	April 30, 2019				April 30, 2018
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$142	$64	$176	$382	$140	$65	$173	$378
Provision for credit losses
Transfers to Stage 1	43	(36)	(7)	–	39	(39)	–	–
Transfers to Stage 2	(5)	7	(2)	–	(11)	12	(1)	–
Transfers to Stage 3	(1)	(18)	19	–	(1)	(8)	9	–
Originations	23	–	–	23	33	–	–	33
Maturities	(6)	(3)	–	(9)	(6)	(5)	–	(11)
Changes in risk, parameters and exposures	(57)	49	25	17	(46)	36	20	10
Write-offs	–	–	(22)	(22)	–	–	(25)	(25)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	1	–	1	2	1	1	(8)	(6)
Balance at end of period	$140	$63	$192	$395	$149	$62	$170	$381

Personal
Balance at beginning of period	$242	$512	$141	$895	$278	$427	$121	$826
Provision for credit losses
Transfers to Stage 1	274	(268)	(6)	–	422	(422)	–	–
Transfers to Stage 2	(46)	47	(1)	–	(92)	92	–	–
Transfers to Stage 3	(1)	(84)	85	–	(1)	(78)	79	–
Originations	46	1	–	47	51	3	–	54
Maturities	(12)	(57)	–	(69)	(16)	(65)	–	(81)
Changes in risk, parameters and exposures	(266)	404	155	293	(387)	532	149	294
Write-offs	–	–	(292)	(292)	–	–	(266)	(266)
Recoveries	–	–	62	62	–	–	57	57
Exchange rate and other	1	–	(15)	(14)	(2)	(1)	(5)	(8)
Balance at end of period	$238	$555	$129	$922	$253	$488	$135	$876

Credit cards
Balance at beginning of period	$161	$599	$–	$760	$251	$442	$–	$693
Provision for credit losses
Transfers to Stage 1	228	(228)	–	–	444	(444)	–	–
Transfers to Stage 2	(39)	39	–	–	(81)	81	–	–
Transfers to Stage 3	(1)	(163)	164	–	(1)	(92)	93	–
Originations	2	–	–	2	6	1	–	7
Maturities	(2)	(11)	–	(13)	(7)	(43)	–	(50)
Changes in risk, parameters and exposures	(182)	387	81	286	(413)	550	140	277
Write-offs	–	–	(311)	(311)	–	–	(297)	(297)
Recoveries	–	–	66	66	–	–	64	64
Exchange rate and other	(1)	1	–	–	–	–	–	–
Balance at end of period	$166	$624	$–	$790	$199	$495	$–	$694

Small business
Balance at beginning of period	$17	$16	$18	$51	$15	$15	$19	$49
Provision for credit losses
Transfers to Stage 1	11	(11)	–	–	15	(15)	–	–
Transfers to Stage 2	(2)	2	–	–	(3)	3	–	–
Transfers to Stage 3	–	(5)	5	–	–	(6)	6	–
Originations	5	–	–	5	5	–	–	5
Maturities	(2)	(4)	–	(6)	(2)	(4)	–	(6)
Changes in risk, parameters and exposures	(14)	19	9	14	(15)	24	9	18
Write-offs	–	–	(17)	(17)	–	–	(16)	(16)
Recoveries	–	–	4	4	–	–	4	4
Exchange rate and other	–	–	(2)	(2)	–	–	(2)	(2)
Balance at end of period	$15	$17	$17	$49	$15	$17	$20	$52

Wholesale
Balance at beginning of period	$274	$340	$365	$979	$251	$352	$407	$1,010
Provision for credit losses
Transfers to Stage 1	78	(69)	(9)	–	125	(125)	–	–
Transfers to Stage 2	(17)	19	(2)	–	(46)	49	(3)	–
Transfers to Stage 3	(3)	(33)	36	–	(1)	(19)	20	–
Originations	127	27	–	154	111	17	–	128
Maturities	(89)	(79)	–	(168)	(78)	(108)	–	(186)
Changes in risk, parameters and exposures	(79)	149	306	376	(108)	131	102	125
Write-offs	–	–	(236)	(236)	–	–	(63)	(63)
Recoveries	–	–	20	20	–	–	27	27
Exchange rate and other	2	4	(23)	(17)	–	(2)	(27)	(29)
Balance at end of period	$293	$358	$457	$1,108	$254	$295	$463	$1,012

Credit Risk Exposure by Internal Risk Rating

The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings as at the reporting date as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2018 Annual Report.

	As at
	April 30, 2019				October 31, 2018
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$226,803	$5,351	$–	$232,154	$222,026	$3,688	$–	$225,714
Medium risk	13,174	1,289	–	14,463	13,681	1,369	–	15,050
High risk	2,647	2,749	–	5,396	2,577	2,897	–	5,474
Not rated (1)	36,469	570	–	37,039	34,670	578	–	35,248
Impaired	–	–	754	754	–	–	726	726
	279,093	9,959	754	289,806	272,954	8,532	726	282,212
Items not subject to impairment (2)				330				259
Total				290,136				282,471

Loans outstanding – Personal
Low risk	$71,220	$1,638	$–	$72,858	$71,763	$1,256	$–	$73,019
Medium risk	6,055	2,057	–	8,112	6,124	1,925	–	8,049
High risk	929	1,701	–	2,630	998	1,672	–	2,670
Not rated (1)	8,271	84	–	8,355	8,595	64	–	8,659
Impaired	–	–	316	316	–	–	303	303
Total	86,475	5,480	316	92,271	87,480	4,917	303	92,700

Loans outstanding – Credit cards
Low risk	$13,285	$104	$–	$13,389	$13,185	$100	$–	$13,285
Medium risk	2,223	1,707	–	3,930	2,234	1,632	–	3,866
High risk	136	1,404	–	1,540	139	1,331	–	1,470
Not rated (1)	850	31	–	881	764	30	–	794
Total	16,494	3,246	–	19,740	16,322	3,093	–	19,415

Loans outstanding – Small business
Low risk	$2,178	$31	$–	$2,209	$2,004	$46	$–	$2,050
Medium risk	2,255	108	–	2,363	2,230	102	–	2,332
High risk	108	192	–	300	95	178	–	273
Not rated (1)	154	1	–	155	166	1	–	167
Impaired	–	–	48	48	–	–	44	44
Total	4,695	332	48	5,075	4,495	327	44	4,866

Undrawn loan commitments – Retail
Low risk	$191,408	$1,711	$–	$193,119	$182,426	$1,270	$–	$183,696
Medium risk	9,600	242	–	9,842	10,794	239	–	11,033
High risk	2,161	212	–	2,373	3,740	166	–	3,906
Not rated (1)	2,571	61	–	2,632	2,584	35	–	2,619
Total	205,740	2,226	–	207,966	199,544	1,710	–	201,254

Wholesale – Loans outstanding
Investment grade	$54,393	$81	$–	$54,474	$46,869	$324	$–	$47,193
Non-investment grade	114,584	11,279	–	125,863	106,027	10,190	–	116,217
Not rated (1)	6,637	379	–	7,016	6,692	411	–	7,103
Impaired	–	–	1,892	1,892	–	–	1,096	1,096
	175,614	11,739	1,892	189,245	159,588	10,925	1,096	171,609
Items not subject to impairment (2)				9,017				8,669
Total				198,262				180,278

Undrawn loan commitments – Wholesale
Investment grade	$216,669	$–	$–	$216,669	$222,970	$93	$–	$223,063
Non-investment grade	90,864	7,926	–	98,790	88,828	7,069	–	95,897
Not rated (1)	5,080	–	–	5,080	4,291	–	–	4,291
Total	312,613	7,926	–	320,539	316,089	7,162	–	323,251

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Disclosure of Loans Past Due But Not Impaired

Loans past due but not impaired (1)

	As at
	April 30, 2019				October 31, 2018
(Millions of Canadian dollars)	1 to 29 days	30 to 89 days	90 days and greater	Total	1 to 29 days	30 to 89 days	90 days and greater	Total
Retail	$2,779	$1,333	$190	$4,302	$2,995	$1,402	$179	$4,576
Wholesale	1,408	334	–	1,742	1,246	468	–	1,714
	$4,187	$1,667	$190	$6,044	$4,241	$1,870	$179	$6,290

(1)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.